Note 16 - Condensed Consolidating Financial Information Statement of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Cash Flows From (Used In) Operating Activities:
Net cash from (used in) operating activities	[1]	$ 455		$ 162		$ 82
Cash Flows From (Used In) Investing Activities:
Capital expenditures	[1]	(310)		(204)		(79)
Acquisitions	[1]	(6)		(2,479)		(315)
Investments in subsidiaries		0		0
Other investing activities		(1)		0		0
Distributions to parent				0
Proceeds from sale of assets	[1]	0		10		0
Net cash used in investing activities	[1]	(317)		(2,673)		(394)
Cash Flows From (Used In) Financing Activities:
Proceeds from debt offering	[1]	250		1,300		806
Proceeds from issuance of common units, net of issuance costs		95		1,449
Proceeds from Issuance or Sale of Equity	[1]	4		29		8
Distributions to Noncontrolling Interests	[1]	(22)		0		0
Distributions in connection with acquisitions	[1]	(250)		(243)		(1,129)
Quarterly distributions to unitholders	[1]	(240)		(148)		(93)
Quarterly distributions to general partner	[1]	(68)		(35)		(9)
Repayments under revolving credit agreement	[1]	(431)		(386)		(794)
Borrowings under revolving credit agreement	[1]	476		646		794
Repayments of senior notes	[1]	0		(130)		0
Contributions by parent		0		0
Intercompany borrowings (payments)		0		0
Sponsor contributions of equity to the Predecessors		25		31
Financing costs		(2)		(32)
Capital contributions by affiliate	[1]	22		26		5
Net cash from (used in) financing activities	[1]	(141)		2,507		316
Increase (Decrease) in Cash and Cash Equivalents	[1]	(3)		(4)		4
Cash and Cash Equivalents, Beginning of Year	[1]	19	[2]	23		19
Cash and Cash Equivalents, End of Year	[1]	16		19	[2]	23
Parent
Cash Flows From (Used In) Operating Activities:
Net cash from (used in) operating activities		(38)		(46)
Cash Flows From (Used In) Investing Activities:
Capital expenditures		(4)		(7)
Acquisitions		0		0
Investments in subsidiaries		(45)		(2,510)
Other investing activities		1
Distributions to parent				16
Proceeds from sale of assets				0
Net cash used in investing activities		(50)		(2,501)
Cash Flows From (Used In) Financing Activities:
Proceeds from debt offering		250		1,300
Proceeds from issuance of common units, net of issuance costs		95		1,449
Proceeds from Issuance or Sale of Equity		4		29
Distributions to Noncontrolling Interests		0
Distributions in connection with acquisitions		(250)		(243)
Quarterly distributions to unitholders		(240)		(148)
Quarterly distributions to general partner		(68)		(35)
Repayments under revolving credit agreement		(431)		(386)
Borrowings under revolving credit agreement		476		646
Repayments of senior notes				(130)
Contributions by parent		0		0
Intercompany borrowings (payments)		218		17
Sponsor contributions of equity to the Predecessors		25		31
Financing costs		(2)		(32)
Capital contributions by affiliate		22		26
Net cash from (used in) financing activities		99		2,524
Increase (Decrease) in Cash and Cash Equivalents		11		(23)
Cash and Cash Equivalents, Beginning of Year		0		23
Cash and Cash Equivalents, End of Year		11		0		23
Guarantor Subsidiaries
Cash Flows From (Used In) Operating Activities:
Net cash from (used in) operating activities		499		210
Cash Flows From (Used In) Investing Activities:
Capital expenditures		(306)		(197)
Acquisitions		2		(2,175)
Investments in subsidiaries		0		0
Other investing activities		0
Distributions to parent				(16)
Proceeds from sale of assets				10
Net cash used in investing activities		(304)		(2,378)
Cash Flows From (Used In) Financing Activities:
Proceeds from debt offering		0		0
Proceeds from issuance of common units, net of issuance costs		0		0
Proceeds from Issuance or Sale of Equity		0		0
Distributions to Noncontrolling Interests		(15)
Distributions in connection with acquisitions		0		0
Quarterly distributions to unitholders		0		0
Quarterly distributions to general partner		0		0
Repayments under revolving credit agreement		0		0
Borrowings under revolving credit agreement		0		0
Repayments of senior notes				0
Contributions by parent		45		2,205
Intercompany borrowings (payments)		(240)		(20)
Sponsor contributions of equity to the Predecessors		0		0
Financing costs		0		0
Capital contributions by affiliate		0		0
Net cash from (used in) financing activities		(210)		2,185
Increase (Decrease) in Cash and Cash Equivalents		(15)		17
Cash and Cash Equivalents, Beginning of Year		17		0
Cash and Cash Equivalents, End of Year		2		17		0
Non-Guarantors
Cash Flows From (Used In) Operating Activities:
Net cash from (used in) operating activities		22		(2)
Cash Flows From (Used In) Investing Activities:
Capital expenditures		0		0
Acquisitions		(8)		(304)
Investments in subsidiaries		0		0
Other investing activities		0
Distributions to parent				0
Proceeds from sale of assets				0
Net cash used in investing activities		(8)		(304)
Cash Flows From (Used In) Financing Activities:
Proceeds from debt offering		0		0
Proceeds from issuance of common units, net of issuance costs		0		0
Proceeds from Issuance or Sale of Equity		0		0
Distributions to Noncontrolling Interests		(7)
Distributions in connection with acquisitions		0		0
Quarterly distributions to unitholders		0		0
Quarterly distributions to general partner		(28)		0
Repayments under revolving credit agreement		0		0
Borrowings under revolving credit agreement		0		0
Repayments of senior notes				0
Contributions by parent		0		305
Intercompany borrowings (payments)		22		3
Sponsor contributions of equity to the Predecessors		0		0
Financing costs		0		0
Capital contributions by affiliate		0		0
Net cash from (used in) financing activities		(13)		308
Increase (Decrease) in Cash and Cash Equivalents		1		2
Cash and Cash Equivalents, Beginning of Year		2		0
Cash and Cash Equivalents, End of Year		3		2		0
Consolidating Adjustments
Cash Flows From (Used In) Operating Activities:
Net cash from (used in) operating activities		(28)		0
Cash Flows From (Used In) Investing Activities:
Capital expenditures		0		0
Acquisitions		0		0
Investments in subsidiaries		45		2,510
Other investing activities		0
Distributions to parent				0
Proceeds from sale of assets				0
Net cash used in investing activities		45		2,510
Cash Flows From (Used In) Financing Activities:
Proceeds from debt offering		0		0
Proceeds from issuance of common units, net of issuance costs		0		0
Proceeds from Issuance or Sale of Equity		0		0
Distributions to Noncontrolling Interests		0
Distributions in connection with acquisitions		0		0
Quarterly distributions to unitholders		0		0
Quarterly distributions to general partner		28		0
Repayments under revolving credit agreement		0		0
Borrowings under revolving credit agreement		0		0
Repayments of senior notes				0
Contributions by parent		(45)		(2,510)
Intercompany borrowings (payments)		0		0
Sponsor contributions of equity to the Predecessors		0		0
Financing costs		0		0
Capital contributions by affiliate		0		0
Net cash from (used in) financing activities		(17)		(2,510)
Increase (Decrease) in Cash and Cash Equivalents		0		0
Cash and Cash Equivalents, Beginning of Year		0		0
Cash and Cash Equivalents, End of Year		$ 0		$ 0		$ 0

[1]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.
[2]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.